As filed with the Securities and Exchange Commission on November 5, 2004

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 36	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 37

(Check appropriate box or boxes.)

Potomac Funds

500 Fifth Ave, Suite 415
New York, New York 10110
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 997-5198

Daniel D. O’Neill
500 Fifth Avenue
Suite 415
New York, New York 10110
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

POTOMAC FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus for Potomac BondPlus Fund and Potomac Contra Bond Fund

Statement of Additional Information for Potomac BondPlus Fund and Potomac Contra Bond Fund

Part C of Form N-1A

Signature Page

PROSPECTUS

[the potomac funds logo]

INVESTOR CLASS

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Potomac BondPlus Fund

Potomac ContraBond Fund

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[ ], 2005

Table of Contents

Page

OVERVIEW OF THE POTOMAC FUNDS	1

ABOUT THE FUNDS	2

Objectives	2

Core Investments	2

Investment Techniques and Policies	2

Principal Risk Factors	3

Performance	5

Fees and Expenses of the Fund	5

ABOUT YOUR INVESTMENT	7

Share Price of the Funds	7

Fair Value Pricing	7

Rule 12b-1 Fees	8

How to Invest in Shares of the Funds	8

How to Exchange Shares of the Funds	11

How to Sell Shares of the Funds	11

Account and Transaction Policies	12

ADDITIONAL INFORMATION	14

Management of the Fund	14

Portfolio Holdings Information	14

Distributions and Taxes	14

FINANCIAL HIGHLIGHTS	16

MORE INFORMATION ON THE FUND	2

In deciding whether to invest in the Potomac BondPlus Fund or the Potomac ContraBond Fund, you should rely on the information in this Prospectus and Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not be legally made.

OVERVIEW OF THE POTOMAC FUNDS

This Prospectus describes the Potomac BondPlus Fund (“BondPlus Fund”) and the Potomac ContraBond Fund (the “ContraBond Fund” and, together with the BondPlus Fund, the “Funds”) of the Potomac Funds. The Funds currently offers for sale Investor Class shares.

Rafferty Asset Management, LLC (“Rafferty”) serves as the Funds’ investment adviser. (Rafferty is referred to herein as “investment adviser” in certain circumstances.)

The BondPlus Fund is designed to provide daily investment results that correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note (“10-Year Note”) while the ContraBond Fund is designed to provide daily investment results that correspond to 200% of the inverse, or opposite, of the daily price movement of the 10-Year Note. If on a given day the price of the 10-Year Note increases by 2%, the BondPlus Fund is designed to gain approximately 4% (which is equal to 200% of 2%) while the ContraBond Fund is designed to lose approximately 4%. Conversely, if the daily price of the 10-Year Note decreases by 2%, the BondPlus Fund is designed to lose approximately 4% while the ContraBond Fund is designed to gain approximately 4%.

To achieve their investment objectives, each Fund uses aggressive investment techniques such as engaging in futures and options transactions. As a result, each Fund is designed principally for experienced investors who intend to follow an asset allocation strategy or who are hedging other investments. The Funds are suitable for purchase by active investors and are frequently utilized by investors who engage in market timing activities. There is no assurance that the Funds will achieve their objectives.

ABOUT THE FUNDS

Objectives

The BondPlus Fund seeks to provide investment returns that correspond to 200% of the daily price movement of the benchmark 10-Year Note. If it is successful in meeting its objective, the net asset vale of the Fund’s shares should increase twice as much as any daily gain in the level of the benchmark 10-Year Note. Conversely, the nest asset value of the Fund’s shares should decrease twice as much as any daily decrease in the price of the 10-Year Note.

The ContraBond Fund seeks to provide investment returns that correspond to 200% of in the inverse, or opposite, of the daily price movement of the benchmark 10-Year Note. If it is successful in meeting its objective, the net asset vale of the Fund’s shares should increase twice as much as any daily decrease in the level of the benchmark 10-Year Note. Conversely, the nest asset value of the Fund’s shares should decrease twice as much as any daily increase in the price of the 10-Year Note.

The Funds’ investment objectives are not fundamental policies and may be changed by the Trust’s Board of Trustees without shareholder approval, though shareholders will be provided notice of any such change.

Core Investments

In attempting to achieve their objectives, the Funds will primarily invest in futures contracts on 10-year U.S. Treasury Notes, with the BondPlus Fund generally taking long positions in such futures contracts and the ContraBond Fund generally taking short positions in such futures contracts. In addition, the Funds may take long or short positions through swap agreements, options on futures contracts, and options on bonds and on bond indices to produce economically leveraged investment results. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Under normal circumstances, each of the BondPlus Fund and the ContraBond Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a manner designed to provide investment returns that correspond to its target as described above. In addition to the investments noted above, these assets may include options on bonds, options on bond indices, Exchange-Traded Funds (ETFs), shares of other investment companies, U.S. Government securities and repurchase agreements.

The Funds are “non-diversified” funds, meaning that a relatively high percentage of each Fund’s assets may be invested in a limited number of issuers of securities.

Investment Techniques and Policies

Rafferty, the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated objectives for the Funds. Each Fund is managed to provide investment returns that directly correspond in the case of the BondPlus Fund and inversely correspond (are opposite of) in the case of the ContraBond Fund, to 200% of the daily price movement of the 10-Year Note. Rafferty does not use fundamental securities analysis to accomplish such correlations. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments the Funds make and the techniques they employ. In general, if the Funds are performing as designed, the daily price movement of the 10-Year Note (or the related futures contract) will generally dictate the daily return for the Funds.

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Rafferty uses futures contracts, swap agreements, options on futures contracts and other financial instruments, such as options on bonds and options on bond indices, to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a return that is larger than that which would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the Funds’ investments.

While Rafferty attempts to minimize any “correlation error” (the statistical measure of the difference between the actual results of a Fund and the expected results in light of the performance of the benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. During periods of market volatility, the Funds may have difficulty achieving their targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the investments held by the Funds. Even if a Fund meets its daily target, the Fund’s return for a period of time may be different than what might be expected in light of the price movements of the target benchmark for that period due to the compounding effect of flucutations in the market. The performance of the ContraBond Fund is also affected by the inverse correlation for the Fund to achieve its investment objective.

The Funds pursue their investment objective regardless of market conditions and do not take defensive positions by investing in cash or other instruments. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of a Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, a Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

Principal Risk Factors

An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

High Portfolio Turnover and Market Timing Activities

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Funds’ shareholders. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investors. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Fund may have a negative impact on Fund operating expenses because the costs associated with operating the Fund increases as asset levels decline. This in turn may affect the Fund’s ability to achieve its investment objective.

3

Risk of Poor Benchmark Correlation

Several factors may affect the Funds’ ability to achieve their targeted return on a daily basis. Especially during periods of market volatility, the Funds may have difficulty achieving their targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Funds. A failure to achieve a targeted return on a daily basis may cause a Fund to provide returns for a longer period that are worse than expected.

Risk of Aggressive Investment Techniques

Each Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options on futures contracts and options on bond indices include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Leverage Risk

Each Fund will employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that the Funds employ could cause investors in the Funds to lose more money in adverse environments.

Swap Agreement Risk

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund’s risk of loss will consist of any payments that a Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if a Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Interest Rate Changes

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Risk of Non-Diversification

4

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, fluctuations in the value of a single security in which a Fund invests may have a greater impact on the Fund’s net asset value and total return. In addition, economic or regulatory events effecting the value of a security also may have a greater impact on the Fund’s net asset value and total return.

Inverse Correlation Risk

The ContraBond Fund is negatively correlated to its target benchmark and should lose money when its target benchmark rises - a result that is the opposite from traditional equity mutual funds. Because the ContraBond Fund seeks daily returns inverse to its target benchmark, the difference between the ContraBond Fund’s daily return and the return of its target benchmark may be negatively compounded during periods in which the markets decline.

Risk of Shorting Securities

The ContraBond Fund will establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices. As a consequence, the ContraBond Fund will lose value if and when the price of particular securities rises - a result that is the opposite from traditional bond mutual funds.

Performance

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns for the BondPlus Fund because the Fund had not commenced operations prior to the date of this Prospectus. In addition, no performance information is presented for the ContraBond Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. For the ContraBond Fund, the expenses below are based on actual expenses incurred for the fiscal period May 17, 2004 through August 31, 2004. Because the BondPlus Fund’s shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2005.

Shareholder Fees* (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (expenses that are deducted from Fund assets):**

	ContraBond Fund	BondPlus Fund
Management Fees	0.75%	0.75%
Service (12b-1) Fees***	0.00%	0.54%
Other Expenses	3.20%	0.46%
Total Annual Operating Expenses****	3.95%	1.75%

*	Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

**	As noted elsewhere in the Prospectus, a substantial portion of the Funds’ assets may come from “asset allocators” or “market timers”. As a result, the costs of operating the Funds may rise or fall with asset levels. However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse each Fund’s Other Expenses through August 31, 2005 to the extent that each Fund’s Total Annual Operating Expenses exceed 1.75% (excluding dividends on short positions and interest expenses relating to swap contracts). Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then a Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

***	Pursuant to the Fund’s Rule 12b-1 Plan, the Fund may pay annually up to 1.00% of its average daily net assets for service fees. However, the Board of Trustees has authorized the Fund to pay distribution and service fees only in an amount equal to the difference between a Fund’s total operating expenses and the contractual limit on total annual operating expenses of ___% for the Fund.

****	As part of their investment strategies, the ContraBond Fund may take short positions on securities and each Fund may enter into swap agreements, which may result in interest expenses that could increase the Funds’ Other Expenses. Such additional expenses cannot be estimated and therefore, actual Fund expenses may be higher or lower than those shown.

Expense Example

The Example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example shows what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ContraBond Fund	$397	$1,204	$2,028	$4,164
BondPlus Fund	$178	$551	$949	$2,062

5

ABOUT YOUR INVESTMENT

Share Price of the Funds

The Funds’ share price, or net asset value (NAV), is calculated fifteen minutes after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern Time) each day the NYSE is open for business. However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays. Share price is calculated by dividing the Fund’s net assets by its shares outstanding.

The Funds use the following methods to price securities held in their portfolios:

  equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices, options on futures are valued at their closing price,
  short-term debt securities and money market securities are valued using the “amortized” cost method, securities for which a price is unavailable will be valued at fair value estimates by the investment adviser under procedures adopted by the Board of Trustees;
  securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price (NOCP).

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by Rafferty, subject to the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, or the Funds’ pricing service provides a valuation that in the judgment of Rafferty does not represent fair value. A Fund may also fair value a security if the Fund or Rafferty believes that the market price is stale.

The trading hours for most foreign securities end prior to the close of the NYSE, the time the Funds’ NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculates their NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares.

6

Rule 12b-1 Fees

The Funds have adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds’ shares and for other shareholder services. Because these fees are paid out of the Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the annual fees may amount to up to 1.00% of the Investor Class’ average daily net assets. However, the Board currently has authorized the Funds to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for such Fund.

How to Invest in Shares of the Funds

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Fund. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee.

Minimum Investment

The minimum initial and subsequent investments in the Funds are set forth below:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$ 10,000	$ 1,000
Retirement Accounts	$ 10,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

Transaction Cut-off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds’ transfer agent or an authorized financial intermediary, subject to the Fund’s transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern Time will be processed on that same day. The Funds will not accept and process any orders for that day received after these times.

Good Form

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. Certain transactions may not be deemed in good form if (1) transactions are made through a financial intermediary and (2) such financial intermediary failed to notify the Funds of such trade before 3:55 p.m. Eastern Time or the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled. An application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

7

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Fund of such trade or trades before 2:00 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption that is cancelled, the Fund shall have the right to a return of proceeds.

Purchasing Shares

By Mail:

  Complete and sign your Account Application.
  Indicate the Fund and the amount you wish to invest.
  Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
Potomac Funds — Investor Class	Potomac Funds — Investor Class
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993	Mutual Fund Services — 3rd Floor
Milwaukee, Wisconsin 53201-1993	615 East Michigan Street
Milwaukee, Wisconsin 53202

  Cash, credit cards, and credit card checks will not be accepted by the Fund. The Funds will also not accept payment in cashier’s check or money orders, unless the cashier’s checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, traveler’s checks or starter checks for the purchase of shares.
  All purchases must be made in U.S. dollars through a U.S. bank.
  If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.
  You will receive written confirmation by mail, but we do not issue share certificates.
  The Fund’s transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new application form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

8

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

  Call the Funds’ Transfer Agent at (800) 851-0511 to receive your account number.
  Wire your payment through the Federal Reserve System as follows:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

  Your bank may charge a fee for such services.
  Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.
  Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern Time. The Funds will not accept and process any orders for that day received after this time.
Through Financial Intermediaries:

  Select financial intermediaries are authorized to offer shares of the Fund.
  These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.
  Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Upon acceptance by your financial intermediary, your order will be processed at the Fund’s next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. In addition, intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

9

How to Exchange Shares of the Funds

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:
  Write or call the Potomac Funds’ Transfer Agent.
  Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.
  The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.
  You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.
  You may exchange by telephone only if you selected that option on your Account Application.
  You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.
  You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern Time.

How to Sell Shares of the Funds

Generally

  You may sell all or part of your investment in a Fund at the next determined net asset value after we receive your order.
  You normally will receive proceeds from any sales of shares within seven days from the time a Fund receive your request in good order.
  For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds’ Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.
  Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

By Telephone or By Mail

  Call or write the Funds (see the address and telephone number above).
  You may only sell shares of the Funds by telephone if you selected that option on your Account Application.
  Provide your name, account number, which Funds and the number, percentage or dollar value of shares to sell.

By Wire Transfer

  Call the Potomac Funds.
  Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.
  You must wire transfer at least $5,000.
  You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.
  Your proceeds will be wired only to the bank listed on your Account Application.

Through Financial Intermediaries

Select financial intermediaries can place your order to sell shares of the Funds.
  Payment can be directed to your account normally within three business days after a financial intermediary places your order.

Account and Transaction Policies

Order Policies

You may buy and sell shares of a Fund at its NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day’s NAV if your request is received by 3:55 p.m. Eastern Time. The Potomac Funds will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell shares of a Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of its assets or sell its holdings.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds.

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

In certain instances when you sell shares of a Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:

  if your account registration or address has changed in the last 30 days, if the proceeds of your sale are mailed to an address other than the one listed with the Fund, if the proceeds are payable to a third party,
  the sale is greater than $100,000,
  if the wire instructions on the account are being changed, or if there are other unusual situations as determined by the Fund’s Transfer Agent.

Low Balance Accounts

If your total account balance falls below $10,000, then we may sell your shares of the Fund. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption in Kind

Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Short Term Trading

Unlike many other Potomac Funds, the Funds are not strictly intended for long-term investors. As noted previously in the Prospectus, the Funds anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which entails certain risks and costs to longer-term investors as noted previously in the Prospectus. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. As a result, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. However, the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares.

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ADDITIONAL INFORMATION

Management of the Fund

Rafferty provides investment services to the Funds. Rafferty will manage the investment of the Funds’ assets consistent with its investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annual rate of 0.75% of the Funds’ average daily net assets.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

Distributions and Taxes

Distributions

The Funds distribute dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Funds also distribute any realized net capital gains at least annually. The Funds realize capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long the Funds have held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distribution of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend distribution	Ordinary income rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
____________
*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of the Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the ContraBond Fund outstanding for the period indicated. No financial information is available for the BondPlus Fund because that Fund has not commenced operations prior to the date of this Prospectus. The information for the fiscal period May 17, 2004 through August 31, 2004 was audited by _____________, whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
ContraBond Fund
Investor Class
May 17, 2004[1] to
August 31, 2004
Per Share Data:
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(2.01)

Total from investment operations	(2.04)

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net Asset Value, End of Period	$17.96

Total Return[7]	(10.20)%[2]

Supplemental Data and Ratios:
Net assets, end of period	$4,720,823
Ratio of net expenses to average net assets:
Before expense reimbursement	3.95%[3]
After expense reimbursement	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.80)%[3]
After expense reimbursement	(0.60)%[3]
Portfolio turnover rate[5]	0%
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout the period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

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MORE INFORMATION ON THE FUND

Statement of Additional Information (SAI): The Funds’ SAI contains more information on the Funds and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To Obtain the SAI or Fund Reports Free of Charge:

Write to: BondPlus and ContraBond Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Call: (800) 851-0511

By Internet: www.potomacfunds.com

These documents and other information about the Fund can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund in any state or jurisdiction in which such an offering may not lawfully be made.

SEC File Number: 811-8243

PROSPECTUS

[ ]

[THE POTOMAC FUNDS LOGO]

Potomac BondPlus Fund

Potomac ContraBond Fund

Investor Class

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

POTOMAC FUNDS

Potomac BondPlus Fund
Potomac ContraBond Fund

STATEMENT OF ADDITIONAL INFORMATION

100 South Royal Street
Alexandria, Virginia 22314

500 Fifth Avenue, Suite 415
New York, New York 10110

(800) 851-0511

The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently which offers to the public a variety of investment portfolios. This Statement of Additional Information (“SAI”) relates only to the Investor Class of the Potomac BondPlus Fund and the Potomac ContraBond Fund (the “Funds”).

This Statement of Additional Information (“SAI”) dated ___________, 2005 is not a prospectus. It should be read in conjunction with the Funds’ Prospectuses dated __________, 2005. This SAI is incorporated by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.

The financial statements for the Potomac ContraBond Fund for the fiscal period May 17, 2004 through August 31, 2004 are herein incorporated by reference to the Fund’s Annual Report to Shareholders dated August 31, 2004. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above. As of the date of this SAI, the Potomac BondPlus Fund was not operational.

Dated: ____________, 2005

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	29

Dividends and Other Distributions	29
Taxes	29

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THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of ___________ separate series, of which ____________ are currently offered to the public. This SAI relates only to the Potomac BondPlus Fund (“BondPlus Fund” and the Potomac ContraBond Fund (“ContraBond Fund”).

Each Fund currently offers one class of shares -- Investor Class shares, which are designed for sale directly to investors without a sales charge. The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors.

CLASSIFICATION OF THE FUND

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The ContraBond Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its net assets in a manner designed to provide investment returns that for the Fund inversely correspond to twice the daily price of the benchmark 10-year U.S. Treasury Note. The BondPlus Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its net assets in a manner designed to provide investment returns that for the Fund correspond to twice the daily price of the benchmark 10-year U.S. Treasury Note.

These assets include investments in futures contracts, swap agreements, options on futures contracts, and options on bonds, options on bond indices, ETFs, other investment companies, U.S. Government securities and repurchase agreements. The Funds may engage in the types of transactions discussed below and in the Funds’ Prospectus. There is no assurance that any method of investment available to the Funds will result in the achievement of their objectives.

American Depositary Receipts (“ADRs”)

The Funds may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

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Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Services (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

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The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equities

Common Stocks. The Funds may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. The Funds may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

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Preferred Stock. The Funds may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Warrants and Rights. The Funds may purchase warrants and rights, which are instruments that permit the Funds to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Illiquid Investments and Restricted Securities

The Funds may purchase and hold illiquid investments. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid. The Funds do not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter (“OTC”) options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Funds may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

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Indexed Securities

The Funds may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Interest Rate Swaps

The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Funds’ custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the interbank market.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear such Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

Options, Futures and Other Strategies

General. The Funds may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

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The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, the Funds are not deemed to be “commodity pool operators” or “commodity pools” under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)    Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)    Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)    As described below, the Funds might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund was unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

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(4)    Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

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A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some index options may be based on a narrow index such as the Lehman Brothers High Yield Bond Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for the point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

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Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are “in-the-money” at the time of purchase) will not exceed 5% of the liquidation value of a Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts a Fund has entered into. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Funds may purchase and write options in combination with each other. For example, the Funds may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Repurchase Agreements

The Funds may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Funds’ limitations on borrowing.

Short Sales

The ContraBond Fund may engage in short sale transactions under which its sells a security it does not own. To complete such a transaction, the ContraBond Fund must borrow the security to make delivery to the buyer. The ContraBond Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ContraBond Fund. Until the security is replaced, the ContraBond Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

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Until the ContraBond Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short, or (2) otherwise cover the Fund’s short position.

Swap Agreements

The Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the equity or debt securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. The Funds will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Funds may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Funds will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government Securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae”).

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

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Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

Other Investment Risks and Practices

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Funds. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, a Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Funds may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. The Funds may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Funds may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days’ notice or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending their portfolio securities.

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Portfolio Turnover. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

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4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

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In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

For the fiscal period May 17, 2004 through August 31, 2004, the ContraBond Fund paid aggregate brokerage commissions in the amount of $2,815. The total value of the corresponding transactions for the same period was $846,194,114. Of the aggregate brokerage commissions paid, $0 was paid to firms for research, statistical or other services provided to Rafferty.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, Rafferty may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.

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In addition, the Funds’ service providers, such as, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall Rafferty, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee***	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty* Age: 61	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1999
Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.
				__	None
Jay F. Higgins* Age: 58	Trustee	Lifetime of Trust until removal or resignation; Since 1999	Chairman, Bengal Partners, 1998-present (NASD Broker-Dealer).	__	Dwango North America Corp. (radio, telephone communications)

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Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee***	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 1999	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	__	None
Kevin G. Boyle ** Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	__	None
Richard G. Jackson Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2003	Private Investor.	__	None
Gerald E. Shanley III Age: 60	Trustee	Lifetime of Trust until removal or resignation; Since 1999	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	__	None

Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee***	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 36	Chief Executive Officer; President	One Year; Since 2003 One Year; Since 1999	Managing Director of Rafferty, 1999-present; Portfolio Manager, Hermitage Capital Management, 1998-1999; Associate, Akin, Gump, Strauss, Hauer & Feld, LLP, 1995-1998 (law firm).	N/A	None

Timothy P. Hagan Age: 60	Chief Compliance Officer Chief Financial Officer	One Year Since 2004 One Year Since 2004; From 1997-2001	Vice President of Rafferty, 1997-2004.	N/A	None

Philip A. Harding Age: 59	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Secretary	One Year, Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present	N/A	None
Stephen P. Sprague Age: 55	Treasurer and Controller	Since 2004	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 28	Assistant Secretary	Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC 2003-present, Business Analyst, Strong Financial Corp, 2002-2003, Senior Auditor, Arthur Anderson, 1999-2002	N/A	None
*	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

**	Mr. Boyle was an Interested Trustee from May to September 2004 due to the fact that his daughter was employed by Rafferty Capital Markets, LLC

***	The Potomac Funds currently consists of separate portfolios, of which are offered for sale to the public. In addition, the Potomac Insurance Trust currently offer for sale to the public portfolios of the currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the most recent fiscal period.

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The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the most recent fiscal period.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal period.

The following table shows the amount of equity securities in the Fund owned by the Trustees as of the calendar year ended December 31, 2004:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Richard Jackson*	Gerald E. Shanley III
The Funds	$ 0	$ 0	$0	$ 0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex**	Over $100,000	$ 0	$0	$50,000 - $100,000	$ 0	$ 0
*	Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.
**	Includes the operational funds of the Potomac Insurance Trust.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s prior fiscal year ended August 31, 2004.

Name of Person, Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Trust Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins	$0	$0	$0	$0
Disinterested Trustees
Kevin G. Boyle	$10,000	$0	$0	$10,000
Daniel J. Byrne	$10,000	$0	$0	$10,000
Richard G. Jackson*	$7,500	$0	$0	$7,500
Gerald E. Shanley III	$15,000	$0	$0	$15,000

*	Mr. Jackson was newly elected to the Board on Trustees as of November 11, 2003.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of December 1, 2004, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

ContraBond Fund--Investor Class

Name and Address	% Ownership
____%

Investment Adviser

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement, between the Trust, on behalf of the Funds, and Rafferty (“Advisory Agreement”), Rafferty provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

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Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 0.75% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends on short positions or interest expenses relating to swap contracts) to the extent that a Fund’s expenses exceed 1.75% of average daily net assets for the period ending August 31, 2005. If overall expenses fall below these percentage limitations, then a Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. With respect to each Fund, the Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days’ written notice either by the Trust or Rafferty.

In approving the Advisory Agreement (the “Agreement”), the Trustees considered, among other factors: (1) the experience of Rafferty in providing the proposed services to the Fund; (2) the background and experience of specific individuals at Rafferty who will be servicing the Fund; (3) the compliance capabilities of Rafferty; (4) the proposed management and advisory fees to be received by Rafferty; (5) the time and resources available at Rafferty to service the Fund; (6) the proposed voluntary cap on expenses by Rafferty; and (7) the fact that Rafferty does not utilize soft dollar commissions.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have each adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of a Fund’s investments.

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Proxy Voting Guidelines. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

Conflicts of Interest. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of a Fund. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Funds, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in each Fund’s portfolio.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative services. As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses. For the fiscal period May 17, 2004 through August 31, 2004, the Administrator received fees of $5,699 from the ContraBond Fund.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

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Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the offering of the Funds’ shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2004, the Distributor received $1,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets. However, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for each Fund.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The ContraBond Fund paid $0 in Rule 12b-1 fees for the fiscal period May 17, 2004 through August 31, 2004.

Registered Independent Public Accounting Firm

Ernst & Young, LLP (“E&Y”), 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent auditors for the Trust. The Financial Statements of the ContraBond Fund for the fiscal period May 17, 2004 through August 31, 2004 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm of auditors, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally as of 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer.

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as determined in good faith by the Board. U.S. Government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

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PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of a Fund. The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse’s earnings) do not exceed a certain level may establish an “education IRA” and/or a “Roth IRA”; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates each Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

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Receiving Payment

Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•	any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•	the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by a Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

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The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days’ notice.

SHAREHOLDER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each series has equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectuses under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares to the Fund.

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

28

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

Distributions to Foreign Shareholders. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (“foreign shareholder”) generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected with the conduct of a U.S. trade or business,” in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

29

Certain options (including listed options on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.” Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

30

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.

31

THE POTOMAC FUNDS

PART C OTHER INFORMATION

Item 22.
Exhibits

(a)	Declaration of Trust*

(b)	By-Laws*

(c)	Voting trust agreement - None

(d)	(i)(A)	Form of Investment Advisory Agreement**

(i)(B)	Amendment to Schedule A to Investment Advisory Agreement - to be filed

(ii)(A)	Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC▲▲

(ii)(B)	Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc. and Rafferty Asset Management, LLC - to be filed

(ii)(C)	Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC▲▲▲

(ii)(D)	Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC#

(ii)(E)	Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC <><><>

(ii)(F)	Form of Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC##
(ii)(G)	Form of Investment Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC - ^

(ii)(H)	Form of Investment Subadvisory Agreement between Wellesly Investment Advisors, Inc. and Rafferty Asset Management, LLC - to be filed

(iii)(A)	Form of Fund Administration Servicing Agreement**

(iii)(B)	Addendum to Fund Administration Servicing Agreement▲▲

(e)	(i)	Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

(ii)	Form of Dealer Agreement+++

(f)	Bonus, profit sharing contracts - None

(g)	(i)	Form of Custodian Agreement**

(ii)	Addendum to Custodian Agreement▲▲

(h)	(i)(A)	Form of Transfer Agent Agreement**

(i)(B)	Addendum to Transfer Agent Agreement▲▲

(ii)(A)	Form of Fund Accounting Servicing Agreement**

(ii)(B)	Addendum to Fund Accounting Servicing Agreement▲▲

(iii)	Form of Fulfillment Servicing Agreement**

(i)	Opinion and consent of counsel - to be filed

(j)(i)	Consent of Independent Auditors - to be filed

(k)	Financial statements omitted from prospectus - None

(l)	Letter of investment intent**

(m)	(i)	Investor Class Plan pursuant to Rule 12b-1+++

(ii)	Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1<>

(iii)	Advisor Class Plan pursuant to Rule 12b-1+++

(iv)	Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^

(n)	Plan pursuant to Rule 18f-3▲▲▲

(o)	Reserved

(p)	(i)	Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC▲

(ii)	Code of Ethics of Gustafson Baxter Financial Services, Inc.▲▲

(iii)	Code of Ethics of Portfolio Strategies, Inc. - to be filed

(iv)	Code of Ethics of Horizon Investments LLC▲▲▲

(v)	Code of Ethics of Flexible Plan Investments, Ltd#

(vi)	Code of Ethics of Hundredfold Advisors <><><>

(vii)	Code of Ethics of Transamerica Investment Management, LLC<><>

(viii)	Code of Ethics of Wellesley Investment Advisors, Inc - to be filed

(ix)	Code of Ethics for Rafferty Capital Markets, LLC###

*    Incorporated herein by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June
6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

**        Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

***      Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++       Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + +         Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

▲                     Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

▲▲                  Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

▲▲▲               Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

#          Incorporated herein by reference from the Post-effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

##        Incorporated herein by reference from the Post-effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2004 via EDGAR, Accession No. 0000898432-04-000320.

###      Incorporated herein by reference from the Post-effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

<>        Incorporated herein by reference from the Post-effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

<><>    Incorporated herein by reference from the Post effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2004 via EDGAR, Accession No. 0000898432-04-000568.

<><><>Incorporated herein by reference from the Post effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

^          Incorporated herein by reference from the Post effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 2, 2004 via EDGAR, Accession No. 0000894189-04-001808.

Item 23.	Persons Controlled by or under
Common Control with Registrant

None.

Item 24.	Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i) such Covered Person shall have provided appropriate security for such undertaking,

(ii) the Trust is insured against losses arising out of any such advance payments, or

(iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 25.	Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Gustafson Baxter Financial Services, Inc. (“GBFS”), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

Portfolio Strategies, Inc. (“PSI”), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

Horizon Investments, LLC (“Horizon”), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the Securities and Exchange Commission. (Registration Number 801-63226)

Transamerica Investment Management, LLC (“Transamerica”), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

Wellesley Investment Advisors, Inc. (“Wellesley”), The Wellesley Office Park, 20 William Street, Wellesley, MA 02481, offers investment advisory services. Information as to the officers and directors of Wellesley is included in its current Form ADV filed with the Securities Exchange Commission (Registration Number 801-61288).

Item 26.	Principal Underwriter

(a)  Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

(b)  The director and officers of Rafferty Capital Markets, LLC are:

Name	Position and Offices with Underwriter	Positions and Offices with Registrant

Thomas A. Mulrooney	President	None

Lawrence C. Rafferty	Director	Chairman of the Board of Trustees

Stephen P. Sprague Chief Financial Officer	Treasurer and Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 27.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 28.	Management Services

Not applicable.

Item 29.	Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on November 5, 2004.

POTOMAC FUNDS

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President and Chief Executive Officer

Attest:

/s/ Timothy P. Hagan
Timothy P. Hagan
Chief Financial Officer and
Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Lawrence C. Rafferty*	Chairman of the Board	November 5, 2004
Lawrence C. Rafferty

Jay F. Higgins*	Trustee	November 5, 2004
Jay F. Higgins

Daniel J. Byrne*	Trustee	November 5, 2004
Daniel J. Byrne

Kevin G. Boyle*	Trustee	November 5, 2004
Kevin G. Boyle

Richard G. Jackson*	Trustee	November 5, 2004
Richard G. Jackson

Gerald E. Shanley III*	Trustee	November 5, 2004
Gerald E. Shanley III

/s/ Timothy P. Hagan Timothy P. Hagan	Chief Financial Officer and Chief Compliance Officer	November 5, 2004

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact